7. Accrued Expenses	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Payables and Accruals [Abstract]
Accrued Expenses

The Company's accrued expenses are as follows:

	September 30, 2017	June 30, 2017
Salaries, wages and benefits –officers	$2,091,513	$1,934,586
Salaries, wages, and benefits – non-officers	46,100	46,100
Payroll taxes and related penalties and interest	1,006,695	1,003,619
Professional services	943,131	864,100
Other	144,449	138,176

Total Accrued Expenses	$4,231,888	$3,986,581

The Company has been delinquent in reporting and remitting wages paid subject to withholding of Federal and state income taxes. The Company is subject to penalties and interest if such taxes are not properly reported and remitted in a timely manner. The Company has estimated such penalties and interest as indicated above.

The Company's accrued expenses are as follows:

	June 30, 2017	June 30, 2016	June 30, 2015
Salaries, wages and benefits - officers	$1,934,586	$1,368,610	$830,445
Salaries, wages, and benefits – non-officers	46,100	46,100	46,100
Payroll taxes and related penalties and interest	1,003,619	827,869	674,136
Professional services	864,100	693,050	549,000
Other	138,176	115,919	62,076

Total Accrued Expenses	$3,986,581	$3,051,548	$2,161,757

The Company has not remitted withholding taxes on Federal and state wages for certain periods. The Company is subject to taxes, penalties and interest if such wage reports are not properly filed in a timely manner. The Company has recorded such penalties and interest as indicated above.